Debt (US Dollar-denominated Debt) (Details) - US Dollar-Denominated [Member] $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Debt Instrument [Line Items]
Debt outstanding	$ 7,358	$ 9,363	$ 7,707	$ 10,011
Notes and debentures [Member]
Debt Instrument [Line Items]
Debt outstanding	6,950		6,650
Commercial paper [Member]
Debt Instrument [Line Items]
Debt outstanding	44		983
Finance lease liability [Member]
Debt Instrument [Line Items]
Debt outstanding	50		74
Equipment Loans And Other
Debt Instrument [Line Items]
Debt outstanding	$ 314		$ 0